Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement Of Operations [Abstract]
OPERATING REVENUES	$ 506	$ 2,304	$ 3,773
OPERATING EXPENSES:
Voyage expenses	(609)	(1,831)	(829)
Commissions	(18)	(174)	(274)
Vessel operating expenses	(2,183)	(4,967)	(16,131)
Depreciation expense (Note 5)	(1,939)	(3,585)	(5,320)
Management and other fees to a related party (Note 4)	(702)	(1,070)	(1,605)
General and administrative expenses	(3,049)	(4,252)	(4,104)
Provision and write-offs of insurance claims and bad debts	1,185	525	(872)
Loss on sale of vessels (Note 5)	(277)	(7,620)	(1,098)
Loss on commitment and contingency (Note 6)		(2,000)
Contractual derivative obligation (Note 6)	(5,442)	(3,300)
Bareboat Hire		(493)
Vessels impairment charge (Notes 5)	(4,286)	(18,891)
Loss from operations	(16,814)	(45,354)	(26,460)
OTHER INCOME (EXPENSE):
Interest and finance costs	(3,632)	(5,026)	(2,342)
Loss on derivative instruments (Note 8)			(21)
Loss on settlement of liability through stock issuance (Note 15)
Gain on settlement of payable	(37)	313
Other income/ (expense) (Note 15)	(28)	177	78
Gain on debt extinguishment			16,057
Loss due to capital lease write-off (Note 6)		(3,058)
Other income (expense)	(3,697)	(7,595)	13,772
Net loss	$ (20,511)	$ (52,949)	$ (12,688)
Basic loss per share	$ (850)	$ (111,139)	$ (55,758)
Diluted loss per share	$ (850)	$ (111,139)	$ (55,758)
Basic weighted average number of shares	24,140	476	228
Diluted weighted average number of shares	24,140	476	228